Investment Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 Securities	Dec. 31, 2010 Securities	Dec. 31, 2009
Investment securities (Textual) [Abstract]
Total securities in an unrealized loss position	0	16
Impairment loss recognized	$ 0	$ 0	$ 0
Sales of investment securities available-for-sale	80,000,000	0	168,000
Gross realized gains on sales and calls of investment securities available for sale	2,500,000	0	148,000
Carrying value of securities pledged as required security for deposits and for other purposes	17,400,000	21,600,000
Amortized cost of investment securities pledged as collateral for securities under agreements to repurchase	$ 500,000,000